Property and equipment (Tables)	12 Months Ended
Dec. 31, 2020
Property and equipment.
Summary of property and equipment

	Processing			Construction in
	servers and	Computers and		progress (CIP) and		Right of use of
	engineering	office	Other	Advances for	Leasehold	leased assets
	equipment	equipment	equipment	equipment	improvements	(Note 21)	Total
Cost
Balance as of December 31, 2018	1,339	278	195	19	—	—	1,831
Impact of adopting IFRS 16	—	—	—	—	—	936	936
Restated opening balance as of December 31, 2018	1,339	278	195	19	—	936	2,767
Transfer between groups	(110)	3	(152)	(9)	268	—	—
Additions	356	147	14	104	230	848	1,699
Additions from business combinations	—	—	3	—	—	42	45
Disposals	(75)	(98)	(7)	(6)	—	(209)	(395)
Assets held for sale	(341)	—	—	—	—	—	(341)
Balance as of December 31, 2019	1,169	330	53	108	498	1,617	3,775
Transfer between groups	98	4	(4)	(101)	3	—	—
Additions	167	61	—	18	14	263	523
Additions from business combinations	—	—	—	—	—	—	—
Disposals	(33)	(73)	(5)	—	(62)	(250)	(423)
Foreign currency translation	1	—	—	(2)	—	—	(1)
Balance as of December 31, 2020	1,402	322	44	23	453	1,630	3,874
Accumulated depreciation and impairment:
Balance as of December 31, 2018	(532)	(106)	(119)	—	—	—	(757)
Transfer between groups	96	—	128	—	(224)	—	—
Depreciation charge	(246)	(68)	(34)	—	—	(304)	(652)
Disposals	37	35	2	—	—	39	113
Assets held for sale	218	—	—	—	—	—	218
Impairment	(132)	—	—	—	(219)	—	(351)
Balance as of December 31, 2019	(559)	(139)	(23)	—	(443)	(265)	(1,429)
Transfer between groups	—	—	—	—	—	—	—
Depreciation charge (including discontinued operations)	(221)	(96)	(8)	—	(46)	(328)	(699)
Disposals	16	30	2	—	61	50	159
Impairment (Note 11)	—	—	—	—	(12)	—	(12)
Balance as of December 31, 2020	(764)	(205)	(29)	—	(440)	(543)	(1,981)
Net book value
As of December 31, 2018	807	172	76	19	—	—	1,074
As of December 31, 2019	610	191	30	108	55	1,352	2,346
As of December 31, 2020	638	117	15	23	13	1,087	1,893